Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jul. 02, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data

In millions	Quarter	First	Second	Third	Fourth
2011
Continuing operations
Net sales		$1,988	$2,254	$2,142	$2,297
Gross profit		646	763	710	694
Income (loss)		64	96	130	48
Income (loss) per common share
Basic		0.10	0.15	0.21	0.08
Diluted		0.10	0.15	0.21	0.08
Net income (loss)		194	833	156	113
Net income (loss) per common share
Basic		0.29	1.30	0.25	0.19
Diluted		0.29	1.30	0.25	0.19
Cash dividends declared		–	0.115	0.115	0.23
Market price
High		15.40	17.72	20.26	19.80
Low		13.22	14.00	16.45	17.87
Close		13.43	17.51	17.90	19.32

In millions	Quarter	First	Second	Third	Fourth
2010
Continuing operations
Net sales		$1,969	$2,262	$1,995	$2,113
Gross profit		687	835	752	709
Income (loss)		176	285	13	108
Income (loss) per common share
Basic		0.25	0.41	0.02	0.16
Diluted		0.25	0.41	0.02	0.16
Net income (loss)		287	376	(328)	192
Net income (loss) per common share
Basic		0.41	0.53	(0.49)	0.28
Diluted		0.41	0.53	(0.49)	0.28
Cash dividends declared		–	0.11	0.11	0.22
Market price
High		11.36	12.61	14.17	15.08
Low		9.17	10.64	11.67	12.83
Close		11.21	12.45	13.74	13.99